UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02033

The Reserve Fund
(Exact name of registrant as specified in charter)

The Reserve 1250 Broadway 32nd Floor New York, NY		10001
(Address of principal executive offices)		(Zip code)

Christina Massaro The Reserve 1250 Broadway 32nd Floor New York, NY 10001
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-401-5500

Date of fiscal year end:	November 30

Date of reporting period:	Quarter ended August 31, 2008

Item 1.           Schedule of Investments

THE RESERVE FUND - RESERVE LIQUID PERFORMANCE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS - AUGUST 31, 2008

Principal			Value
Amount			(Note 1)
	Asset Backed Commercial Paper - 85.9%
$100,000,000	Aspen Funding Corp., 2.77%, 10/14/08 (a)		$99,676,833
200,000,000	Bank of America Corp., 2.66%, 10/16/08		199,349,778
200,000,000	Beethoven Funding Corp., 3.02%, 9/10/08 (a)		199,865,778
200,000,000	Belmont Funding LLC, 2.90%, 9/5/08 (a)		199,951,667
110,000,000	Chesham Finance LLC, 2.35%, 9/2/08 (a)		110,000,000
169,000,000	Clipper Receivables,Co., 2.30%, 9/2/08		169,000,000
200,000,000	Concord Minutemen Capital Co., 3.00%, 10/24/08 (a)		199,133,333
200,000,000	Crown Point Capital Co., 2.95%, 10/2/08 (a)		199,508,333
150,000,000	Curzon Funding LLC, 3.05%, 9/24/08 (a)		149,720,417
50,000,000	Curzon Funding LLC, 3.01%, 10/27/08 (a)		49,770,069
200,000,000	Depfa Bank PLC, 2.90%, 10/10/08 (a)		199,387,778
200,000,000	Dexia Delaware LLC, 2.81%, 10/27/08		199,141,389
200,000,000	Ebbets Funding LLC, 2.95%, 9/18/08 (a)		199,737,778
100,000,000	Elysian Funding LLC, 3.00%, 10/16/08 (a)		99,633,333
200,000,000	Galleon Capital LLC, 3.00%, 9/9/08 (a)		199,883,333
100,000,000	Gemini Securitization LLC, 2.68%, 10/21/08 (a)		99,635,222
200,000,000	Governor & Co.,of BNK, 2.66%, 10/10/08(a)		199,438,444
100,000,000	Lexington Parker Capital, 3.05%, 10/3/08 (a)		99,737,361
100,000,000	Lexington Parker Capital, 3.00%, 11/6/08 (a)		99,458,333
200,000,000	Morrigan TRR Funding LLC, 2.95%, 9/5/08 (a)		199,950,833
200,000,000	Scaldis & Scaldis, Jo., 2.90%, 10/17/08(a)		199,275,000
100,000,000	Societe Generale NY, 2.78%, 10/20/08		99,629,333
100,000,000	Societe Generale NY, 2.62%, 10/27/08		99,599,722
51,250,000	Surrey Funding Corp, 2.91%, 10/30/08 (a)		51,009,724
100,000,000	TSL (USA) Inc., 2.90%, 9/3/08 (a)		99,991,944
100,000,000	Tasman Funding Inc., 3.10%, 9/5/08 (a)		99,974,167
100,000,000	Tasman Funding Inc., 3.15%, 9/12/08 (a)		99,912,500
200,000,000	UBS Finance Delaware LLC, 2.73%, 9/12/08		199,848,612
200,000,000	Westpac Banking Corp., 2.70%, 9/18/08		199,760,000
	Total Commercial Paper (Cost $4,400,592,215)		4,320,981,014

	Yankees - 9.9%
100,000,000	Barclay’s Bank PLC NY, 2.67%, 9/19/08		100,000,000
200,000,000	BNP Paribas NY Branch, 2.42%, 9/12/08		200,000,000
200,000,000	Svenska Handelsbanken NY, 2.71% 9/15/08		200,000,359
	Total Yankees (Cost $600,000,304)		500,000,359

	Repurchase Agreements – 3.85%
193,810,000	Barclays Capital, Inc., 2.15%, dated 8/29/08, due 9/2/08, repurchase proceeds at maturity $193,856,299 (collateralized by ABS 5.50% to 8.35% due 4/19/37 to 9/19/37 valued at $1,625,496, CMO 0.00% to 8.23% due 11/25/36 to 12/25/36 valued at $1,447,321, GNM1 6.00% due 7/15/38 valued at $69,195,242, GNM2 5.50% to 6.00% due 7/20/38 to 8/20/38 valued at $112,232,401, FNST 0.00% due 8/1/35 valued at $15,186,371)		193,810,000

	Total Investments (Cost + $5,014,791,373)	99.6%	5,014,791,373
	Other Assets less Liabilities	0.4	18,492,111
	Nets Assets	100.0%	$5,033,283,484

See notes to financial statements.

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 (“FAS 157), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the fund’s net assets as of August 31, 2008:

Investments in
Valuation Inputs	Securities

Level 1- Quoted Prices	$0

Level 2- Other Significant Observable Inputs	$5,014,791,373.00

Level 3- Significant Unobservable Inputs	$0

Total	$5,014,791,373.00

See notes to financial statements.

(2) Subsequent Events:

As of October 7, 2008, and until further notice, the Reserve Liquid Performance Money-Market Fund (the “Fund”) is not offering any class of shares for purchase, except through dividend reinvestment. The Board of Trustees and Reserve Management Company Inc. (“RMCI”) intend to evaluate whether to continue to operate and offer shares of the Fund to investors in the future or to liquidate the assets of the Fund. At times since September 15, 2008 the Fund failed to transmit shareholder redemption proceeds within seven calendar days of receipt of the redemption request as required by the 1940 Act.

Due to recent economic turmoil, the net assets of the Fund have significantly declined (see Note 3) resulting from significant redemptions by investors in the Fund.

The Reserve Fund, the Primary Fund, the U.S. Government Fund, RMCI and certain of their trustees and officers have been named as defendants in numerous legal actions that have been filed since September 17, 2008. Defendants have not been served in many of these actions but have become aware of them through public sources. Plaintiffs in these actions are investors (or broker-dealers for investors) who own or owned shares of the Primary Fund and the U.S. Government Fund.

Although the allegations in the actions differ in some respects, the actions arise from the same underlying set of facts relating to the Primary Fund’s holding of debt securities (with a face value of $785 million) issued by Lehman Brothers Holdings, Inc. (“Lehman”), which filed a petition for bankruptcy protection on September 15, 2008. The bankruptcy filing by Lehman resulted in a decrease to the fair values of all debt securities issued by Lehman and held by the Primary Fund as determined by the Board of Trustees. The fair value declines of the assets coupled with aforementioned redemptions on and after September 15, 2008 resulted in the Fund’s significant decline in net asset value/share. As a result, the U.S. Government Fund experienced significant redemption demands. At the same time, the extreme illiquidity of the financial markets and the limited number of bids for securities held by the Primary Fund and the U.S. Government Fund made raising cash to meet those redemption requests difficult. Faced with this, the U.S. Government Fund obtained relief from the SEC permitting the U.S. Government Fund to suspend the right of redemption and postpone the date of payment or satisfaction upon redemption of shares for more than seven days after the tender of shares for redemption.

The above mentioned actions variously allege claims under the Securities Act of 1933, the Securities Exchange Act of 1934, the 1940 Act and common law for breach of contract, breach of fiduciary duty, fraud, and conversion arising from the conduct of one or more defendants prior to and during the week of September 15, 2008. Plaintiffs in these actions seek various forms of relief, including monetary compensation for losses sustained by a decrease in share value, an order directing the Primary Fund or the U.S. Government Fund, as the case may be, to recalculate redemption amounts, disgorgement of fund management fees, rescission of shares purchased and an order to liquidate the fund. Additional actions based upon similar allegations may be filed in the future.

RMCI, the Reserve Fund and other defendants are reviewing the allegations made in these actions and intend to vigorously defend them. The potential impact of these actions, all of which seek unquantifiable damages, attorneys’ fees, and expenses, and future potential similar suits is uncertain. There can be no assurance that these suits and/or ongoing adverse publicity will not result in adverse consequences for RMCI, The Reserve Fund, the Primary Fund, the U.S. Government Fund, and the U.S. Treasury Fund.

The conditions and events resulted in a significant decline in the net assets of the Fund and in the Fund’s ability to meet shareholder redemption requests as required by the 1940 Act subsequent to May 31, 2008 and, accordingly, raised substantial doubt about the Fund’s ability to continue as a going concern. Further, the conditions and events described above may result in the Fund disposing of their assets at distressed prices in order to meet shareholder redemption requests.

As a result of the decline of the Primary Fund’s NAV below $1 the process of determining accurately the number of shares each investor held in the Primary Fund has proven extremely complex. Reserve is currently undergoing an extensive reconciliation process to ensure all shareholder accounts are in balance.

(3) Recent net assets and net asset value per share information and redemptions payable information (Unaudited):

Net assets of the Funds as of October 3, 2008 were as follows:

Reserve Liquid Performance Money-Market Fund   $3,749,884,807

Redemptions payable as of October 3, 2008 are as follows:

Reserve Liquid Performance Money-Market Fund   $102,653,384

Item 2.        Controls and Procedures

(a)       It is the conclusion of the registrant’s principal executive officers and principal financial officer that the effectiveness of the current disclosure controls of the registrant and each of it’s series (the “registrant”) and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)       The registrant has revised, adopted and implemented written compliance policies and procedures as required by new Rule 38a-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Board of Trustees of the registrant, including a majority of the Trustees who are not interested persons, has approved the policies and procedures of the registrant and those of each investment adviser, principal underwriter, administrator, and transfer agent of the fund, based on a finding by the Board that the policies and procedures are reasonably designed to prevent violation of the Federal Securities Laws by the registrant, and by each investment adviser, principal underwriter, administrator, and transfer agent of the registrant.

Item 3.        Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Reserve Fund

By (Signature and Title)*	/s/ Bruce R. Bent II	/s/ Arthur T. Bent III
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

Date        October 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce R. Bent II	/s/ Arthur T. Bent III
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

By (Signature and Title)*	/s/ Patrick J. Farrell
Patrick J. Farrell
Chief Financial Officer

Date        October 29, 2008

*  Print the name and title of each signing officer under his or her signature.